Fair Value Measurements - Changes in Level 3 Fair Value Measurements (Details) - Recurring Fair Value Measurements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax
Beginning balance, net derivative assets (liabilities)	$ (4.0)	$ 0.6	$ (5.1)
Total realized/unrealized gains (losses) included in net income, net derivative assets (liabilities)	$ 6.1	$ (4.0)	$ (5.0)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative
Total realized/unrealized gains (losses) included in other comprehensive income, net derivative assets (liabilities)		$ (0.3)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax
Net purchases, sales, issuances and settlements, net derivative assets (liabilities)	$ 3.1		$ 10.7
Transfers into Level 3, net derivative assets (liabilities)	0.1
Transfers out of Level 3, net derivative assets (liabilities)		$ (0.3)
Ending balance, net derivative assets (liabilities)	5.3	(4.0)	0.6
Changes in unrealized gains (losses) included in net income relating to positions still held, net derivative assets (liabilities)	7.3	(4.0)
Changes in unrealized gains (losses) included in OCI relating to positions still held, derivative assets		(0.2)
Gross purchases, sales, issuances and settlements
Purchases, net derivative assets (liabilities)	0.8
Sales, net derivative assets (liabilities)	2.3		10.7
Net purchases, sales, issuances and settlements, net derivative assets (liabilities)	3.1		10.7
Investment and universal life contracts
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, liabilities	(46.3)	(83.2)	(90.8)
Total realized/unrealized gains (losses) included in net income, liabilities	(37.8)	36.1	(15.6)
Net purchases, sales, issuances and settlements, liabilities	(31.4)	0.8	23.2
Ending balance, liabilities	(115.5)	(46.3)	(83.2)
Changes in unrealized gains (losses) included in net income relating to positions still held, liabilities	(29.2)	22.6	(8.6)
Gross purchases, sales, issuances and settlements
Issuances, liabilities	(69.9)	(22.2)	(19.5)
Settlements, liabilities	38.5	23.0	42.7
Net purchases, sales, issuances and settlements, liabilities	(31.4)	0.8	23.2
Funds withheld payable embedded derivative
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	3,652.8
Total realized/unrealized gains (losses) included in net income, assets	(1,326.7)	3,652.8
Ending balance, assets	2,326.1	3,652.8
Changes in unrealized gains (losses) included in net income relating to positions still held, liabilities	(1,326.7)	3,652.8
Fixed maturities | Available-for-sale
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	2,164.8	1,073.8	360.4
Total realized/unrealized gains (losses) included in net income, assets	(3.2)	(5.1)	(24.9)
Total realized/unrealized gains (losses) included in other comprehensive income, assets	17.2	(74.5)	22.0
Net purchases, sales, issuances and settlements, assets	1,294.3	1,246.1	803.1
Transfers into Level 3, assets	451.9	188.3	348.8
Transfers out of Level 3, assets	(289.9)	(263.8)	(435.6)
Ending balance, assets	3,635.1	2,164.8	1,073.8
Changes in unrealized gains (losses) included in net income relating to positions still held, assets	2.2	0.6	(5.7)
Changes in unrealized gains (losses) included in OCI relating to positions still held, assets	(72.1)	(60.5)	13.3
Gross purchases, sales, issuances and settlements
Purchases, assets	1,545.5	1,456.6	1,102.1
Sales, assets	(27.7)	(62.7)	(84.3)
Settlements, assets	(223.5)	(147.8)	(214.7)
Net purchases, sales, issuances and settlements, assets	1,294.3	1,246.1	803.1
Fixed maturities | Trading
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	106.2	4.9
Total realized/unrealized gains (losses) included in net income, assets	2.4	(0.6)
Net purchases, sales, issuances and settlements, assets	271.2	72.9	4.9
Transfers into Level 3, assets		29.0
Ending balance, assets	379.8	106.2	4.9
Changes in unrealized gains (losses) included in net income relating to positions still held, assets	2.3	(0.6)
Gross purchases, sales, issuances and settlements
Purchases, assets	424.7	106.9	4.9
Sales, assets	(138.7)	(32.6)
Settlements, assets	(14.8)	(1.4)
Net purchases, sales, issuances and settlements, assets	271.2	72.9	4.9
States and political subdivisions | Available-for-sale
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	69.1	92.4
Total realized/unrealized gains (losses) included in other comprehensive income, assets	0.8	(23.5)	12.5
Net purchases, sales, issuances and settlements, assets	(1.7)	(1.6)	(0.4)
Transfers into Level 3, assets		12.0	80.3
Transfers out of Level 3, assets		(10.2)
Ending balance, assets	68.2	69.1	92.4
Changes in unrealized gains (losses) included in OCI relating to positions still held, assets	(4.1)	(21.7)	12.5
Gross purchases, sales, issuances and settlements
Settlements, assets	(1.7)	(1.6)	(0.4)
Net purchases, sales, issuances and settlements, assets	(1.7)	(1.6)	(0.4)
Corporate debt securities | Available-for-sale
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	1,568.3	834.3	290.8
Total realized/unrealized gains (losses) included in net income, assets	(4.5)	(4.8)	(21.9)
Total realized/unrealized gains (losses) included in other comprehensive income, assets	13.3	(28.6)	7.8
Net purchases, sales, issuances and settlements, assets	593.6	626.3	381.8
Transfers into Level 3, assets	212.4	176.3	175.8
Transfers out of Level 3, assets	(77.2)	(35.2)
Ending balance, assets	2,305.9	1,568.3	834.3
Changes in unrealized gains (losses) included in net income relating to positions still held, assets	0.3	(1.3)	(4.6)
Changes in unrealized gains (losses) included in OCI relating to positions still held, assets	(38.9)	(19.8)	(0.7)
Gross purchases, sales, issuances and settlements
Purchases, assets	815.2	817.3	626.6
Sales, assets	(27.7)	(50.4)	(84.3)
Settlements, assets	(193.9)	(140.6)	(160.5)
Net purchases, sales, issuances and settlements, assets	593.6	626.3	381.8
Commercial mortgage-backed securities | Available-for-sale
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	3.4	19.2	13.2
Total realized/unrealized gains (losses) included in net income, assets			(1.0)
Total realized/unrealized gains (losses) included in other comprehensive income, assets		(1.0)	(0.4)
Net purchases, sales, issuances and settlements, assets	(0.4)	(4.6)	7.4
Transfers out of Level 3, assets		(10.2)
Ending balance, assets	3.0	3.4	19.2
Changes in unrealized gains (losses) included in net income relating to positions still held, assets			(1.0)
Changes in unrealized gains (losses) included in OCI relating to positions still held, assets		(0.5)	(0.4)
Gross purchases, sales, issuances and settlements
Purchases, assets			7.7
Sales, assets		(4.1)
Settlements, assets	(0.4)	(0.5)	(0.3)
Net purchases, sales, issuances and settlements, assets	(0.4)	(4.6)	7.4
Collateralized debt obligations | Available-for-sale
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	56.2	85.8	27.2
Total realized/unrealized gains (losses) included in net income, assets			(2.0)
Total realized/unrealized gains (losses) included in other comprehensive income, assets	1.9	(1.0)	1.7
Net purchases, sales, issuances and settlements, assets	165.8	151.8	397.4
Transfers into Level 3, assets			72.1
Transfers out of Level 3, assets	(148.5)	(180.4)	(410.6)
Ending balance, assets	75.4	56.2	85.8
Changes in unrealized gains (losses) included in net income relating to positions still held, assets			(2.0)
Changes in unrealized gains (losses) included in OCI relating to positions still held, assets	0.7		1.9
Gross purchases, sales, issuances and settlements
Purchases, assets	167.0	151.9	422.7
Settlements, assets	(1.2)	(0.1)	(25.3)
Net purchases, sales, issuances and settlements, assets	165.8	151.8	397.4
Other debt obligations | Available-for-sale
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	467.8	42.1	29.2
Total realized/unrealized gains (losses) included in net income, assets	1.3	(0.3)
Total realized/unrealized gains (losses) included in other comprehensive income, assets	1.2	(20.4)	0.4
Net purchases, sales, issuances and settlements, assets	537.0	474.2	16.9
Transfers into Level 3, assets	239.5		20.6
Transfers out of Level 3, assets	(64.2)	(27.8)	(25.0)
Ending balance, assets	1,182.6	467.8	42.1
Changes in unrealized gains (losses) included in net income relating to positions still held, assets	1.9	1.9	1.9
Changes in unrealized gains (losses) included in OCI relating to positions still held, assets	(29.8)	(18.5)
Gross purchases, sales, issuances and settlements
Purchases, assets	563.3	487.4	45.1
Sales, assets		(8.2)
Settlements, assets	(26.3)	(5.0)	(28.2)
Net purchases, sales, issuances and settlements, assets	537.0	474.2	16.9
Other investments
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	1.4	1.4	30.0
Total realized/unrealized gains (losses) included in net income, assets	(5.7)		12.4
Net purchases, sales, issuances and settlements, assets	168.9		(41.0)
Ending balance, assets	164.6	1.4	1.4
Changes in unrealized gains (losses) included in net income relating to positions still held, assets	(5.2)		12.5
Gross purchases, sales, issuances and settlements
Purchases, assets	194.2
Sales, assets			(41.0)
Settlements, assets	(25.3)
Net purchases, sales, issuances and settlements, assets	168.9		(41.0)
Separate account assets
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	1,034.1	946.0	8,893.2
Total realized/unrealized gains (losses) included in net income, assets	(7.9)	112.0	313.8
Net purchases, sales, issuances and settlements, assets	(273.4)	(23.9)	(8,261.0)
Ending balance, assets	752.8	1,034.1	946.0
Changes in unrealized gains (losses) included in net income relating to positions still held, assets	(80.3)	89.8	90.5
Gross purchases, sales, issuances and settlements
Purchases, assets		11.8	38.5
Sales, assets	(286.3)	(4.5)	(8,206.2)
Issuances, assets	(109.1)	(50.0)	(191.5)
Settlements, assets	122.0	18.8	98.2
Net purchases, sales, issuances and settlements, assets	$ (273.4)	$ (23.9)	$ (8,261.0)